Inventories - Additional Information (Detail) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Inventories Explanatory [Abstract]
Depreciation and depletion included in inventories	$ 13,663	$ 23,894
Employee benefits expense	$ 34,271	38,318
Percentage of payroll and employee benefits included in production costs	49.00%
Wages subsidy expenses	$ 7,238	$ 0